Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Securities Act File Number	001-42101
Entity Registrant Name	SUPER HI INTERNATIONAL HOLDING LTD.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1 Paya Lebar Link, #09-04
Entity Address, Address Line Two	PLQ 1 Paya Lebar Quarter
Entity Address, Country	SG
Entity Address, Postal Zip Code	408533
Entity Common Stock, Shares Outstanding	650,299,000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001995306
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Deloitte & Touche LLP
Auditor Location	Singapore
Auditor Firm ID	1046
ADS Member
Document Information [Line Items]
Title of 12(b) Security	American depositary shares (each representing ten (10) ordinary shares), par value US$0.000005 per share
Trading Symbol	HDL
Security Exchange Name	NASDAQ
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.000005 per share
Trading Symbol	9658
Company Contact Person
Document Information [Line Items]
Contact Personnel Name	Cong Qu
Contact Personnel Email Address	superhi_ir@superhi-inc.com
Entity Address, Address Line One	1 Paya Lebar Link, #09-04
Entity Address, Address Line Two	PLQ 1 Paya Lebar Quarter
Entity Address, Country	SG
Entity Address, Postal Zip Code	408533
City Area Code	+65
Local Phone Number	6378 1921